Capital Surplus (Capital Surplus) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Capital Surplus
Net income (loss) attributable to Hitachi, Ltd.	¥ 238,869	¥ (106,961)	¥ (787,337)
Decrease in capital surplus for purchase of five listed subsidiaries' ownership interests to convert them into wholly owned subsidiaries	(6,713)	(58,175)
Other	(1,516)	(6,823)
Net transfers from (to) noncontrolling interests	(8,229)	(64,998)
Change from net income (loss) attributable to Hitachi, Ltd. and transfers from (to) noncontrolling interests	¥ 230,640	¥ (171,959)